RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Detail Textuals)	12 Months Ended
Dec. 31, 2018 USD ($)
MDJM
Condensed Balance Sheet Statements, Captions [Line Items]
Preliminary Expenses	$ 42,574
WFOE
Condensed Balance Sheet Statements, Captions [Line Items]
Preliminary Expenses	$ 3,126